Schedule H, Line 4(j), Schedule of Reportable Transactions (Details) - EBP 015 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment, Identifier [Axis]: Northern Trust | MFB NT Collective S&P 500 Index - Lending Purchases
EBP, Schedule of Reportable Transaction [Line Items]
Purchase Price	$ 509,469
Purchases, Cost of Asset	509,469
Purchases, Current Value of Asset on Transaction Date	509,469
Investment, Identifier [Axis]: Northern Trust | MFB NT Collective S&P 500 Index - Lending Sales
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	680,417
Sales, Cost of Asset	514,005
Sales, Current Value of Asset on Transaction Date	680,417
Net Gain or (Loss)	166,412
Investment, Identifier [Axis]: Northern Trust | NT Collective Govt Short Term Invt FD Purchases
EBP, Schedule of Reportable Transaction [Line Items]
Purchase Price	852,221
Purchases, Cost of Asset	852,221
Purchases, Current Value of Asset on Transaction Date	852,221
Investment, Identifier [Axis]: Northern Trust | NT Collective Govt Short Term Invt FD Sales
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	841,157
Sales, Cost of Asset	841,157
Sales, Current Value of Asset on Transaction Date	$ 841,157